Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Consumer Discretionary (11.5%)
	TJX Cos. Inc.	37,102	5,998
	Hilton Worldwide Holdings Inc.	13,590	4,237
*	Atlanta Braves Holdings Inc. Class C	95,754	4,185
*	Airbnb Inc. Class A	30,215	4,082
*	O'Reilly Automotive Inc.	31,259	2,935
	Fox Corp. Class B	49,829	2,578
	News Corp. Class A	105,190	2,555
	TKO Group Holdings Inc.	9,302	2,082
	Walmart Inc.	16,209	2,074
	New York Times Co. Class A	23,947	1,911
	Costco Wholesale Corp.	1,758	1,777
	Rollins Inc.	26,958	1,642
*	Coupang Inc.	75,034	1,432
	McDonald's Corp.	3,594	1,226
	Walt Disney Co.	11,213	1,189
*	Atlanta Braves Holdings Inc. Class A	23,277	1,127
	eBay Inc.	7,866	715
	Carriage Services Inc.	13,381	616
*	AutoZone Inc.	150	563
*	Knowles Corp.	15,882	432
*	Liberty Media Corp.-Liberty Formula One Class A	3,672	310
*	Laureate Education Inc.	8,054	260
*	Grand Canyon Education Inc.	1,631	259
	News Corp. Class B	7,089	190
*	QuinStreet Inc.	15,758	185
	Ross Stores Inc.	380	78
	Service Corp. International	846	71
			44,709
Consumer Staples (9.2%)
	Coca-Cola Co.	72,261	5,894
*	Monster Beverage Corp.	54,990	4,691
	Fresh Del Monte Produce Inc.	96,826	4,157
	Procter & Gamble Co.	24,640	4,120
	Church & Dwight Co. Inc.	35,910	3,765
	Altria Group Inc.	53,136	3,668
	Ingredion Inc.	24,390	2,865
	McKesson Corp.	2,098	2,071
	Mondelez International Inc. Class A	31,764	1,956
	Cencora Inc.	3,460	1,287
	Colgate-Palmolive Co.	8,570	850
	Universal Corp.	5,949	320
	Tyson Foods Inc. Class A	3,814	248
	McCormick & Co. Inc.	1,043	74
			35,966
Energy (2.9%)
	Exxon Mobil Corp.	31,172	4,754
	Chevron Corp.	22,049	4,118
	EOG Resources Inc.	6,336	786
	Williams Cos. Inc.	8,158	610
	ConocoPhillips	5,156	585
	Kinder Morgan Inc.	6,767	225
	DT Midstream Inc.	1,314	182
			11,260
Financials (10.7%)
*	Berkshire Hathaway Inc. Class B	11,049	5,579
	CME Group Inc.	16,329	5,217
	Loews Corp.	44,819	4,931
	Morgan Stanley	26,895	4,478
	Chubb Ltd.	9,662	3,293

		Shares	Market Value ($000)
	SEI Investments Co.	40,371	3,283
	Willis Towers Watson plc	8,620	2,630
	Progressive Corp.	8,047	1,719
	Marsh & McLennan Cos. Inc.	9,172	1,713
	AMERISAFE Inc.	36,506	1,187
	White Mountains Insurance Group Ltd.	438	973
	Commerce Bancshares Inc.	16,702	852
	US Bancorp	13,645	746
	Travelers Cos. Inc.	2,106	650
	Bank of America Corp. (XNYS)	11,400	568
	Arthur J Gallagher & Co.	1,738	397
	RLI Corp.	5,376	335
	Safety Insurance Group Inc.	3,878	301
	Donegal Group Inc. Class A	16,855	297
	Orrstown Financial Services Inc.	8,107	291
	German American Bancorp Inc.	6,287	260
	W R Berkley Corp.	3,557	255
	City Holding Co.	1,972	237
	TFS Financial Corp.	14,335	201
	Esquire Financial Holdings Inc.	1,892	191
	Tradeweb Markets Inc. Class A	1,402	173
	OFG Bancorp	4,133	166
	First Financial Corp.	2,352	149
	Intercontinental Exchange Inc.	747	123
	JPMorgan Chase & Co. (XYNS)	294	88
	Unum Group	1,033	74
	Peoples Bancorp of North Carolina Inc.	1,848	71
	Employers Holdings Inc.	1,651	68
			41,496
Health Care (8.9%)
	Johnson & Johnson	23,934	5,946
	Royalty Pharma plc Class A	102,071	4,717
	Cardinal Health Inc.	15,746	3,609
	Abbott Laboratories	27,817	3,237
	Ensign Group Inc.	14,322	3,067
*	Innoviva Inc.	133,451	3,064
	Becton Dickinson & Co.	10,292	1,816
	Encompass Health Corp.	16,647	1,796
	STERIS plc	6,480	1,635
	AbbVie Inc.	4,715	1,094
*	Indivior Pharmaceuticals Inc.	29,050	951
	Quest Diagnostics Inc.	4,300	911
*	Boston Scientific Corp.	10,807	831
	HealthStream Inc.	28,792	611
*	Prestige Consumer Healthcare Inc.	7,234	501
	Chemed Corp.	1,086	445
*	Waters Corp.	1,392	445
			34,676
Industrials (11.8%)
*	Keysight Technologies Inc.	24,032	7,386
	General Dynamics Corp.	13,887	4,958
	ITT Inc.	22,784	4,612
	Northrop Grumman Corp.	4,341	3,144
	Johnson Controls International plc	17,875	2,579
*	Trimble Inc.	38,332	2,563
*	Teledyne Technologies Inc.	3,675	2,503
	Jack Henry & Associates Inc.	15,163	2,463
	Automatic Data Processing Inc.	11,412	2,446
	RTX Corp.	11,690	2,369
	Expeditors International of Washington Inc.	12,785	1,854
	Lockheed Martin Corp.	2,499	1,644
	Cintas Corp.	8,165	1,642
	AMETEK Inc.	6,095	1,458
	L3Harris Technologies Inc.	3,483	1,270
	GPGI Inc. Class A	46,763	1,050
	Ennis Inc.	35,982	760
	Visa Inc. Class A (XNYS)	1,755	562
	Mastercard Inc. Class A	703	364
	Genco Shipping & Trading Ltd.	13,504	325

		Shares	Market Value ($000)
	Accenture plc Class A	789	165
			46,117
Real Estate (6.2%)
	LTC Properties Inc.	117,023	4,643
	Realty Income Corp.	68,888	4,616
	Getty Realty Corp.	105,718	3,470
	Four Corners Property Trust Inc.	111,108	2,836
	Ventas Inc.	31,013	2,672
	Agree Realty Corp.	30,123	2,424
	Simon Property Group Inc.	9,830	2,004
	Postal Realty Trust Inc. Class A	40,691	844
	Phillips Edison & Co. Inc.	12,660	497
	Welltower Inc.	1,368	283
			24,289
Technology (24.6%)
	Analog Devices Inc.	17,072	6,074
	Microsoft Corp.	14,582	5,727
	Apple Inc.	21,016	5,552
	Lam Research Corp.	22,764	5,324
	Texas Instruments Inc.	24,682	5,235
	Meta Platforms Inc. Class A	7,585	4,916
	Dolby Laboratories Inc. Class A	65,051	4,330
*	MACOM Technology Solutions Holdings Inc.	16,264	4,035
	Alphabet Inc. Class C	12,740	3,968
	Roper Technologies Inc.	11,226	3,926
	QUALCOMM Inc.	27,396	3,900
*	PTC Inc.	24,782	3,881
*	Diebold Nixdorf Inc.	46,568	3,725
	NVIDIA Corp.	17,394	3,082
	Amdocs Ltd.	42,882	2,993
	Broadcom Inc.	9,116	2,913
*	Cirrus Logic Inc.	19,624	2,769
*	Tyler Technologies Inc.	7,083	2,512
	International Business Machines Corp.	8,793	2,112
*	Yelp Inc.	90,117	2,009
	Skyworks Solutions Inc.	32,507	1,937
	Alphabet Inc. Class A	5,421	1,690
	Match Group Inc.	52,295	1,653
*	Yext Inc.	282,610	1,605
	Qnity Electronics Inc.	11,585	1,469
	HP Inc.	76,997	1,462
	NetApp Inc. (XNGS)	12,403	1,228
*	Cargurus Inc.	39,243	1,205
	KLA Corp.	676	1,031
*	Box Inc. Class A	43,727	1,030
	Intuit Inc.	2,214	906
	NVE Corp.	12,739	877
*	GoDaddy Inc. Class A	4,045	353
*	CCC Intelligent Solutions Holdings Inc.	54,737	319
	Hewlett Packard Enterprise Co.	6,274	135
	Hackett Group Inc.	5,940	81
			95,964
Telecommunications (5.3%)
	Cisco Systems Inc.	62,115	4,936
	Verizon Communications Inc.	94,886	4,758
	AT&T Inc.	151,109	4,232
	T-Mobile US Inc.	11,637	2,526
	Motorola Solutions Inc.	3,846	1,855
	IDT Corp. Class B	32,072	1,634
	Spok Holdings Inc.	50,621	614
			20,555
Utilities (8.6%)
	Republic Services Inc.	25,716	5,889
	Southern Co.	42,125	4,102
	American Electric Power Co. Inc.	26,558	3,554
	Duke Energy Corp.	25,792	3,375
	CenterPoint Energy Inc.	56,120	2,441
	American States Water Co.	31,575	2,353

		Shares	Market Value ($000)
	FirstEnergy Corp.	44,346	2,269
	Consolidated Edison Inc.	16,067	1,808
	Waste Management Inc.	6,309	1,520
	CMS Energy Corp.	16,649	1,300
	WEC Energy Group Inc.	10,133	1,185
	MGE Energy Inc.	13,519	1,109
	York Water Co.	32,083	1,055
	Evergy Inc.	8,097	677
	Ameren Corp.	3,840	435
	Alliant Energy Corp.	4,658	337
	IDACORP Inc.	1,446	208
			33,617
Total Common Stocks (Cost $341,993)			388,649
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.693% (Cost $899)	8,997	900
Total Investments (99.9%) (Cost $342,892)			389,549
Other Assets and Liabilities—Net (0.1%)			466
Net Assets (100%)			390,015
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	1	344	(2)
Micro E-mini S&P 500 Index	March 2026	18	620	(6)
				(8)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.